COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
23.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2014 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2010 and 2011 and 2012 was $1,401, $1,589 and $2,443, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$1,208
2014	315
2015	—

$1,523

Purchase commitments

As of December 31, 2012, purchase commitments are $351, mainly for service.